Tax credit and other receivables/Other payables - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 28,926	€ 5,106
Corporate tax rate	25.00%
Unrecognized tax losses	€ 262,725	182,567
Share Based Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	28,926	5,106
Wallbox USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	69,228	54,533
Albert Buettner GmbH [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	16,494	2,517
Other Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 16,068	€ 17,267